LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Future minimum lease payments
Minimum lease payments	$ 133,706	$ 136,387
Within 1 year
Future minimum lease payments
Minimum lease payments	33,698	42,347
Between 1 - 3 years
Future minimum lease payments
Minimum lease payments	34,903	34,141
Between 3 - 5 years
Future minimum lease payments
Minimum lease payments	23,131	19,261
Thereafter
Future minimum lease payments
Minimum lease payments	$ 41,974	$ 40,638